Convenience Translation Into U.S. Dollars	6 Months Ended
Jun. 30, 2020
Deferred Tax Asset Operating Loss Carryforwards
CONVENIENCE TRANSLATION INTO U.S. DOLLARS
NOTE 2:-	CONVENIENCE TRANSLATION INTO U.S. DOLLARS

The financial statements as of June 30, 2020 and for the six months then ended have been translated into dollars using the representative exchange rate as of that date ($ 1 =  NIS 3.466). The translation was made solely for the convenience of the reader. The amounts presented in these financial statements should not be construed to represent amounts receivable or payable in dollars or convertible into dollars, unless otherwise indicated in these statements.